Organization - Net revenue, net loss, operating, investing and financing cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Total net revenues	¥ 70,480,978	$ 10,801,682	¥ 46,014,906	¥ 28,646,499
Net income (loss)	2,778,323	425,797	(2,180,127)	(427,681)
Net cash provided by (used in) operating activities	9,361,949	1,434,781	112,626	3,216,797
Net cash used in investing activities	(14,977,618)	(2,295,420)	(3,873,722)	2,609,149
Net cash used in financing activities	25,406,250	3,893,678	23,026,396	(1,282,408)
Net decrease in cash, cash equivalents and restricted cash	17,606,899	$ 2,698,375	19,170,378	¥ 4,543,954
VIE
Variable interest entity
Total net revenues	1,207,598		6,793,851
Net income (loss)	614,223		(187,538)
Net cash provided by (used in) operating activities	(2,192,335)		6,701,805
Net cash used in investing activities	3,413,849		(698,934)
Net cash used in financing activities	(1,571,848)		(7,442,072)
Net decrease in cash, cash equivalents and restricted cash	¥ (350,334)		¥ (1,439,201)